20. INCOME TAXES: Schedule of Unrecognized noncapital loss carryforwards (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Details
Unrecognized non-capital loss carryforwards expiration, 2037	$ 30,000
Unrecognized non-capital loss carryforwards expiration, 2038	507,000
Unrecognized non-capital loss carryforwards expiration, 2039	5,156,000
Unrecognized non-capital loss carryforwards expiration, 2040	11,581,000
Unrecognized noncapital loss carryforwards expiration, Total	$ 17,274,000